PLEDGED ASSETS (Details) (EUR €)	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments Owned And Pledged As Collateral Details [Abstract]
Pledged amounts relating to notes backed with consumer loans and credit cards.	€ 12,636,000,000	€ 16,327,000,000
The carrying amount of trading, available for sale, money market investments and held to maturity securities that serve as collateral for borrowings.	11,992,000,000
Special Greek government bonds	2,109,000,000
Pledged amounts relating to loans.	644,000,000
Variable Rate notes issued under the government guaranteed borrowing facility held by the Bank.	8,766,000,000
Group pledged to the ECB financial instruments of a nominal amount	€ 18,400,000,000